Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Expense Recognized in Consolidated Statement of Operations	Key management includes members of the Company’s senior management and the board of directors. The disclosure amounts below (in thousands) are based on the expense recognized in the Consolidated statement of operations in the respective year.

	2020	2021	2022
Short-term employee benefits	$1,676	$2,456	$4,212
Termination benefits	32	36	35
Share-based compensation	26,300	37,742	41,140
	$28,008	$40,234	$45,387